Risks and Uncertainties (Details) - Schedule of translation of financial statements of foreign subsidiary - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of translation of financial statements of foreign subsidiary [Abstract]
Balance sheet items, except for equity accounts		$ 6.4612	$ 6.5326
Items in the statements of operations, comprehensive loss and statements of cash flows	$ 6.4700	$ 7.0339